Private Placement (Details) - Private Placement Warrants [Member] - USD ($)	1 Months Ended		6 Months Ended
	Mar. 29, 2019	Mar. 19, 2019	Jun. 30, 2020
Private Placement (Textual)
Aggregate shares of private placement		7,720,000	7,720,000
Aggregate purchase price		$ 7,720,000	$ 7,720,000
Warrants price per share		$ 1.00
Sale of additional shares	783,000
Price per share	$ 1.00		$ 1.00
Gross proceeds	$ 783,000
Class A common stock [Member]
Private Placement (Textual)
Price per share	$ 11.50